October 25, 2019

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Executive Variable Universal Life III
Registration Statement on Form N-6
File Nos. 811-22589, 333-233170

To Whom It May Concern -

Enclosed is pre-effective amendment no. 1 to registration statement on Form N-6 for Principal Executive Variable Universal Life III. This filing is being made on behalf of Principal National Life Insurance Company Variable Life Separate Account (the "Registrant") to incorporate changes made by Registrant to address comments by the Staff of the Securities and Exchange Commission ("Commission"). The Staff's comments were communicated to Registrant by correspondence dated October 1, 2019.

Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant